Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets [Line Items]
Prepaid expenses	$ 3,730	$ 2,939
Inventories	870	2,077
Other	5,048	38,646
Other current assets	13,025	47,882
Lease and operate agreement, net pre-commissioning contractual cash flows, current assets	0	31,600
Hilli Common Units
Other Current Assets [Line Items]
Dividends payable, amount waived		2,400
Money market
Other Current Assets [Line Items]
Interest receivable	1,962	2,053
Interest rate swap
Other Current Assets [Line Items]
Interest receivable	1,415	1,745
MTM asset on IRS derivatives (note 19)	$ 0	$ 422